12. Income Taxes	12 Months Ended
Dec. 31, 2016
Notes
12. Income Taxes

12.      INCOME TAXES

          The Company has elected to be treated as an S corporation for income tax reporting purposes.  The taxable income or loss of an S corporation is treated as income of and is reportable in the individual tax returns of the shareholders of the Company in an appropriate allocation.  Accordingly, deferred income tax assets and liabilities have been eliminated and no provisions for current and deferred income taxes were made by the Company except for amounts attributable to state income taxes for the state of Louisiana, which does not recognize S corporation status for income tax reporting purposes.  Deferred income tax assets and liabilities will continue to be recognized and provisions for current and deferred income taxes will be made by the Company’s subsidiaries as they are not permitted to be treated as S Corporations.

The provision for income taxes for the years ended December 31, 2016, 2015 and 2014 is made up of the following components:

	2016	2015	2014

Current – Federal	$ 5,955,098	$ 4,220,841	$ 4,143,983
Current – State	(18,531)	5,160	12,500
Total Current	5,936,567	4,226,001	4,156,483

Deferred – Federal	(650,641)	1,037,993	41,211

Total Provision	$ 5,285,926	$ 5,263,994	$ 4,197,694

           Temporary differences create deferred federal tax assets and liabilities, which are detailed below as of December 31, 2016 and 2015.  These amounts are included in accounts payable and accrued expenses in the accompanying consolidated statements of financial position.

	Deferred Tax Assets (Liabilities)

	2016	2015
Insurance Commissions	$ (5,399,148)	$ (6,043,688)
Unearned Premium Reserves	2,126,996	1,656,106
Deferred Acquisition Cost Amortization	(1,115,119)	(320,224)
SPAE Capitalization	277,418	213,308
STAT & Tax Reserve	314,412	87,787
GAAP/STAT Premium Tax	(242,583)	(283,457)
Unrealized (Gain) Loss on
Marketable Debt Securities	650,626	(1,465,727)
Other	(31,132)	(29,629)
	$ (3,418,530)	$ (6,185,524)
	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2017	$ 6,912,514	$ 21,653,885
2018	7,286,225	8,308,298
2019	10,131,689	2,959,170
2020	10,517,417	1,926,492
	$ 34,847,845	$ 34,847,845

         The Company's effective tax rate for the years ended December 31, 2016, 2015 and 2014 is analyzed as follows.  During 2016, the S Corporation incurred a loss, which lowered the overall pre-tax income of the Company resulting in a higher effective tax rate for 2016.  Any tax benefit from the loss was passed on to the shareholders.  During 2015 and 2014, rates were lower than statutory federal income tax rates mainly due to taxable income at the S corporation level being passed to the shareholders of the Company for tax reporting, whereas income earned by the insurance subsidiaries was taxed at the corporate level.

	2016	2015	2014
Statutory Federal income tax rate	34.0%	34.0%	34.0%
Tax effect of S corporation status	74.6	(12.6)	(19.3)
Tax exempt income	(24.2)	(4.5)	(3.5)
Miscellaneous	(.9)	-	-
Effective Tax Rate	83.5%	16.9%	11.2%